Deferred Income - Summary of deferred income - Undiscounted deferred income by maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income, undiscounted	€ 21,942	€ 20,569
Between 1 and 2 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income, undiscounted	21,087	27,950
Between 2 and 5 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income, undiscounted	€ 8,342	€ 16,220